Capital and financial risk management - Liquidity risk - Maturity profile for non-derivative financial liabilities - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Non-derivative financial liabilities
Spectrum licence payables	€ 3,215	€ 1,919
Liquidity risk
Non-derivative financial liabilities
Mandatorily convertible bonds	81
Conversion of principal amount recognised in equity	3,400
Liquidity risk | Within one year
Non-derivative financial liabilities
Spectrum licence payables	344	31
Cash collateral	5,292	2,011
Liquidity risk | In more than one year but less than two years
Non-derivative financial liabilities
Spectrum licence payables	227	122
Liquidity risk | In more than two years but less than three years
Non-derivative financial liabilities
Spectrum licence payables	1,905	67
Liquidity risk | In more than three years but less than four years
Non-derivative financial liabilities
Spectrum licence payables	166	1,751
Liquidity risk | In more than four years but less than five years
Non-derivative financial liabilities
Spectrum licence payables	166	12
Liquidity risk | In more than five years
Non-derivative financial liabilities
Spectrum licence payables	€ 1,185	€ 183